ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of list of the Group's subsidiaries, VIEs and the VIEs' subsidiaries

		Percentage of
		beneficial interest
	Place of	by iKang
Names	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	PRC	100%	Sales of healthcare service
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	PRC	100%	Sales of healthcare service
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	BVI	73%	Holding company
iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	PRC	73%	Sales of healthcare service
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	PRC	100%	Medical examinations & clinical services

Yuanhua Healthcare Limited (“Yuanhua HK”)	Hong Kong	100%	Holding company
MediFast (Hong Kong) Limited (“MediFast”)	Hong Kong	80%	Medical examinations & clinical services

Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	PRC	100%	Sales of healthcare service
WA Centers HK Limited (“WA Health Care”)	Hong Kong	70%	Holding company
iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	PRC	100%	Lease services
iKang MRI Center, Inc.	BVI	70%	Medical service
iKang MRI Center, Limited	Hong Kong	100%	Medical service
iKang mHealth, Inc.	BVI	70%	Medical service
China Private Physician’s Clinic Group, Limited	Hong Kong	100%	Medical service
iKang Health Cloud Technology Limited	Hong Kong	100%	Medical service
iKang Health Cloud (Beijing) Software Co., Ltd. (“ikang Health Cloud”)	PRC	100%	Research & development
VIEs:
iKang Healthcare Technology Group Co., Ltd. (formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”) (“iKang Holding”)	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	PRC	73%	Medical examinations
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:
iKang Guobin Healthcare Group Co., Ltd. (formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	PRC	100%	Sales of healthcare service
Beiijng iKang Medical Examination Application Technology Co., Ltd.	PRC	100%	Sales of healthcare service
Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	PRC	100%	Sales of healthcare service
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	PRC	100%	Sales of healthcare service
Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	PRC	100%	Medical examinations
Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	PRC	100%	Medical examinations & clinical services
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Hospital Management, Inc. (“Shenzhen Hospital Management”)	PRC	100%	Holding company
Shenzhen iKang Guobin Puji Clinic Co., Ltd. (formerly named as “Shenzhen Puji Clinic”) (“iKang Shenzhen Nanshan”)	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Xinjie Clinic Co., Ltd. (“iKang Nanjing Xinjie”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	PRC	100%	Medical examinations
Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	PRC	100%	Medical examinations
Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	PRC	100%	Medical examinations
Beijing iKang Guobin Jiuxianqiao Clinic Co., Ltd. (“iKang Beijing Yansha East”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	PRC	100%	Medical examinations
Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	PRC	100%	Medical examinations
Shanghai Wenzhong Clinic Co., Ltd. (“Shanghai Wenzhong”)	PRC	71%	Medical examinations
Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Xinglin Clinic Co., Ltd. (formerly named as “Shenzhen Xinglin Clinic”) (“iKang Shenzhen Futian”)	PRC	100%	Medical examinations
Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	PRC	71%	Sales of healthcare service
Fuzhou iKang Guobin Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	PRC	71%	Medical examinations
Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Jianzhiwei Clinic Co., Ltd. (formerly named as “Shanghai iKang Guobin Jianwei Clinic Co., Ltd.”) (“iKang Shanghai Jianwei”)	PRC	100%	Medical examinations
Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	PRC	100%	Medical examinations
Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	PRC	100%	Medical examinations
Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	PRC	100%	Medical examinations
Suzhou Zhuoyue Clinic Co., Ltd. (“Suzhou Zhuoyue”)	PRC	100%	Medical examinations
Changchun iKang Guobin Jiachang General Clinic Co., Ltd. (“iKang Changchun”)	PRC	100%	Medical examinations
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic Co., Ltd. (“iKang Chengdu Hongzhaobi”)	PRC	100%	Examination General Clinic Medical examinations
Chongqing Aibin Clinic Co., Ltd. (“iKang Chongqing”)	PRC	100%	Medical examinations
Guangzhou iKang Guobin Huacheng Clinic (LLP) (“iKang Guangzhou Wokang”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Kefa Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Kefa Clinic”) (“Shenzhen Kefa”)	PRC	100%	Medical examinations
Shanghai iKang Jianwei Healthcare Management Co., Ltd. (“Shanghai Jianwei Management”)	PRC	90%	Sales of healthcare services
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	PRC	100%	Medical examinations
Nanjing iKang Jun’an TCM Clinic Co., Ltd. (“iKang Nanjing Jun’an”)	PRC	100%	Medical examinations
Nanjing Aibin Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	PRC	100%	Sales of healthcare service
Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	PRC	100%	Medical examinations
Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	PRC	100%	Sales of healthcare services
Hangzhou iKang Jun’an Clinic Co., Ltd. (formerly named as “Hangzhou Aibo Huagang Clinic Co., Ltd.”) (“Hangzhou Aibo”)	PRC	100%	Medical examinations
Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	PRC	100%	Medical examinations
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	PRC	62.5%	Medical examinations
Beijing iKang Guobin Baishi Clinic Co., Ltd. (“iKang Beijing Baishi”)	PRC	100%	Medical examinations
Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City”)	PRC	100%	Medical examinations
iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management”)	PRC	100%	Management of dental services
Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou”)	PRC	100%	Medical examinations
Foshan iKang Guobin Clinic Co., Ltd. (“iKang Foshan Clinic”)	PRC	100%	Medical examinations
Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	PRC	100%	Sales of health care services
Shanghai Huajian Clinic Co., Ltd. (“Shanghai Huajian”)	PRC	100%	Medical examinations
Shanghai Jinxiu Huajian Clinic Co., Ltd. (“Shanghai Jinxiu Huajian”)	PRC	100%	Medical examinations
Shanghai Jinshen Huajian Clinic Co., Ltd. (“Shanghai Jinshen Huajian”)	PRC	100%	Medical examinations
Shenyang iKang Guobin Hospital Co., Ltd. (“iKang Shenyang Hospital”)	PRC	100%	Medical examinations
Shenyang Jin Ningshan Hospital Co., Ltd. (“iKang Shenyang Jin Ningshan Hospital”)	PRC	100%	Medical examinations
Shenyang Golden iKang Guobin Hospital Co., Ltd. (“Gold iKang Shenyang Hospital”)	PRC	100%	Medical examinations
Tianjin Hedong District iKang Guobin Dongrun Clinic Co., Ltd. (“iKang Tianjin Hedong Dongrun”)	PRC	100%	Medical examinations
Tianjin Hexi District iKang Guobin Fenghui Clinic Co., Ltd. (“iKang Tianjin Hexi Fenghui”)	PRC	100%	Medical examinations
Wuxi Woshi Hongtai Biotechnology Co., Ltd. (“Wuxi Woshi Hongtai”)	PRC	70%	Holding company
Beijing Woshi Hongtai Investment Management Consultancy Co., Ltd. (“Beijing Woshi Hongtai”)	PRC	70%	Sales of healthcare services
Beijing Zhenjing Clinic Co., Ltd. (“Beijing Zhenjing”)	PRC	70%	Medical examinations
Shanghai Zhenjing Hospital Management Co.,Ltd. (“Shanghai Zhenjing Hospital Management”)	PRC	70%	Sales of health care services
Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	PRC	70%	Medical examinations
Beijing iKang Guobin Shunping Clinic Co., Ltd. (“iKang Beijing Shunping”)	PRC	100%	Medical examinations
Beijing iKang Guobin Baiyunlu Clinic Co., Ltd. (“iKang Beijing Baiyunlu”)	PRC	100%	Medical examinations
Chongqing iKang Zhuoyue Clinic Co., Ltd. (“iKang Chongqing Zhuoyue”)	PRC	100%	Medical examinations
Tianjin iKang Guobin Yuecheng Clinic Co., Ltd. (“iKang Tianjin Yuecheng”)	PRC	100%	Medical examinations
China Physician Alliance Group, Limited. (“China Physician Alliance”)	PRC	82%	Sales of health care services
Xi’an iKang Guobin Medical Examination Management Co., Ltd. (“Xi’an iKang”)	PRC	70%	Sales of health care services
Xi’an Lianhu iKang Guobin Zhuoyue Hospital Co., Ltd. (“Xi’an Lianhu Yinglun”)	PRC	70%	Medical examinations
Xi’an Qujiang iKang Guobin Clinic Co., Ltd. (formerly named as “Xi’an Yanta Yinglun Clinic Co., Ltd.”) (“Xi’an Yanta Yinglun”)	PRC	70%	Medical examinations
Xi’an Weiyang iKang Guobin Clinic Co., Ltd. (“Xi’an Weiyang Yinglun”)	PRC	70%	Medical examinations
Yantai iKang Guobin Hongkang Health Management Co., Ltd. (“iKang Yantai Hongkang”)	PRC	100%	Sales of health care services
Yantai iKang Guobin Hongkang Health Examination Management Co., Ltd. (“iKang Yantai Hongkang Examination”)	PRC	100%	Sales of health care services
Guizhou iKang Guobin Health Technology Co., Ltd. (“Guizhou iKang”)	PRC	60%	Sales of health care services
Guizhou Wishstar Health Examination Clinic Co., Ltd. (“Guizhou Wishstar”)	PRC	60%	Medical examinations
Weifang Gaoxin iKang Guobin Clinic Co. Ltd. (“iKang Weifang Gaoxin”)	PRC	100%	Medical examinations
Wuhu iKang Guobin Clinic Co., Ltd (“Wuhui Kang”)	PRC	60%	Medical examinations
Chengdu Gaoxin iKang Dental Clinic Co., Ltd. (“iKang Chengdu Gaoxin”)	PRC	100%	Dental services
Shandong iKang Guobin Medical Examination Management Co., Ltd. (“Shandong iKang”)	PRC	70%	Sales of health care services
Jinan iKang Zhuoyue Medical Examination Management Co., Ltd. (“iKang Jinan Zhuoyue”)	PRC	70%	Medical examinations
Yinchuan iKang Guobin Ciming Clinic (Co., Ltd.) (“iKang Yinchuan Ciming”)	PRC	70%	Medical examinations
Ningxia iKang Guobin Health Examination Investment Holding Co., Ltd. (“Ningxia iKang”)	PRC	70%	Sales of health care services
Hangzhou iKang Guobin Jiangnan Avenue Clinic Co., Ltd. (“iKang Hangzhou Jiangnan Avenue”)	PRC	100%	Medical examinations
Ningbo Haishu iKang Guobin Clinic Co., Ltd. (“iKang Ningbo Haishu”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Hedingqiao Clinic Co., Ltd. (“iKang Nanjing Hedingqiao”)	PRC	100%	Medical examinations
Wuhan iKang Guobin Xiandai Sunny Clinic Co., Ltd. (“iKang Wuhan Xiandai Sunny”)	PRC	100%	Medical examinations
Beijing Tianjian Sunny Health Science and Technology Co., Ltd. (“Beijing Tianjian Sunny”)	PRC	83%	Sales of health care services
Beijing iKang Guobin Sunny Jingchao Clinic Co., Ltd. (“iKang Beijing Jingchao”)	PRC	83%	Medical examinations
Beijing iKang Guobin Sunny Jingchun Clinic Co., Ltd. (“iKang BeijingJingchun”)	PRC	83%	Medical examinations
Guangzhou Zhenxing Traditional Chinese Medical Clinic Co., Ltd. (“Guangzhou Zhenxing”)	PRC	83%	Medical examinations
Beijing Tianzhikangjian Investment Management Co., Ltd. (“Beijing Tianzhikangjian”)	PRC	83%	Sales of health care services
Changsha iKang Guobin Health Consultancy Co., Ltd. (“Changsha iKang”)	PRC	83%	Sales of health care services
Beijing iKang Zhuoyue Jingxi Clinic Co., Ltd. (“iKang Beijing Jingxi”)	PRC	83%	Medical examinations
Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Yantai Ciming”)	PRC	70%	Sales of health care services
Weifang Kuiwen iKang Guobin Ciming Clinic Co., Ltd. (“Weifang Kuiwen”)	PRC	70%	Medical examinations
Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic (“Weihai Ciming Clinic”)	PRC	70%	Medical examinations
Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Weihai Ciming”)	PRC	70%	Sales of health care services
Chengdu iKang Guobin Ommay Health Examination Hospital Co., Ltd. (“Chengdu Ommay”)	PRC	100%	Medical examinations
Beijing Bohui Clinic Co., Ltd. (“Beijing Bohui”)	PRC	100%	Medical examinations
Beijing Zhongpu Bohui Clinic Co., Ltd. (“Beijing Zhongpu Bohui”)	PRC	100%	Medical examinations
Beijing iKang Guobin Headquarter Base Clinic Co., Ltd. (“Headquarter Base Clinic”)	PRC	100%	Medical examinations
Chengdu Qingyang iKang Guobin Luomashi Clinic Co., Ltd. (“Chengdu Qingyang Clinic”)	PRC	100%	Medical examinations
Mianyang iKang Guobin Clinic Co., Ltd. (“Mianyang Clinic”)	PRC	100%	Medical examinations
Shenyang Shenhe iKang Guobin Clinic Co., Ltd. (“Shenyang Shenhe Clinic”)	PRC	100%	Medical examinations
Changchun Kuancheng District iKang Guobin General Clinic Co., Ltd. (“Changchun Kuancheng Clinic”)	PRC	100%	Medical examinations
Kaili iKang Guobin Medical Examination Management Co, Ltd. (“ Kaili iKang Guobin”)	PRC	100%	Medical examinations
Bijie iKang Guobin Medical Examination Management Co, Ltd. (“ Bijie iKang Guobin”)	PRC	100%	Medical examinations
Guangzhou iKang Guobin Linhe Clinic Co., Ltd. (“Guangzhou Linhe Clinic”)	PRC	100%	Medical examinations
Changsha iKang Zhuoyue Clinic Co., Ltd. (“Changsha Zhuoyue”)	PRC	100%	Medical examinations
Changsha Aibin Clinic Co., Ltd. (“Changsha Aibin”)	PRC	100%	Medical examinations
Wuhan iKang Zhuoyue Clinic Co., Ltd. (“Wuhan Zhuoyue”)	PRC	100%	Medical examinations
Guangzhou iKang Jun’an Clinic Co., Ltd. (“Guangzhou Jun’an”)	PRC	100%	Medical examinations
Wuxi iKang Guobin Clinic Co., Ltd. (“Wuxi iKang Guobin”)	PRC	70%	Medical examinations
Zhenjiang iKang Guobin Clinic Co., Ltd. (“Zhenjiang Clinic”)	PRC	60%	Medical examinations
Qingdao iKang Zhuoyue Health Management Co., Ltd. (“Qingdao Zhuoyue”)	PRC	100%	Sales of health care services
Shanghai iKang Jun’an Clinic Co., Ltd. (“Shanghai Jun’an”)	PRC	100%	Medical examinations
Shenzhen iKang Guobin Ruikang Clinic Co., Ltd. (“Shenzhen Ruikang Clinic”)	PRC	100%	Medical examinations
Yinchuan iKang Guobin Clinic (Co., Ltd.) (“Yinchuan Clinic”)	PRC	100%	Medical examinations
Tianjin Hexi District ikang Guobin Clinic Co., Ltd. (“Tianjin Hexi”)	PRC	100%	Medical examinations
Hangzhou Beige Health Management Co., Ltd. (“Hangzhou Beige”)	PRC	100%	Sales of health care services

Schedule of financial statements amounts and balances of the VIE entities were included in the accompanying consolidated financial statements (after inter-company elimination)

	As of March 31,
	2016	2017

Cash and cash equivalents	$92,231	$49,222
Accounts receivable and other current assets	128,400	131,780

Total current assets	220,631	181,002

Property and equipment, net	126,897	158,662
Acquired intangible assets, net	35,122	24,337
Other noncurrent assets	277,689	256,522

Total non-current assets	439,708	439,521

Total assets	660,339	620,523

Deferred revenues	52,210	57,361
Accounts payable and other current liabilities	124,754	201,260

Total current liabilities	176,964	258,621
Total non-current liabilities	238,889	108,706

Total liabilities	415,853	367,327

	For the years ended March 31,
	2015	2016	2017

Net revenues	$248,202	$330,391	$379,606
Net income	$35,643	$12,614	$12,012

	For the years ended March 31,
	2015	2016	2017

Net cash provided by operating activities	$76,495	$92,294	$54,439
Net cash used in investing activities	$(91,833)	$(239,274)	$(44,407)
Net cash provided by (used in) financing activities	$26,882	$216,341	$(53,041)